UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

FORM N-Q

JULY 31, 2018

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.8%
Bridgestone Corp.	200	$7,859
Cie Generale des Etablissements Michelin SCA	52	6,695
Continental AG	42	9,675
Denso Corp.	200	9,845
Magna International Inc.	807	49,158
Minth Group Ltd.	2,000	7,542

Total Auto Components		90,774

Automobiles - 1.1%
Bayerische Motoren Werke AG	76	7,349
Daimler AG, Registered Shares	136	9,407
Ferrari NV	175	23,287
Fiat Chrysler Automobiles NV	1,290	22,020	*
Honda Motor Co., Ltd.	400	12,002
Nissan Motor Co., Ltd.	800	7,552
Subaru Corp.	200	5,820
Toyota Motor Corp.	694	45,340

Total Automobiles		132,777

Distributors - 0.2%
Jardine Cycle & Carriage Ltd.	1,200	29,635

Hotels, Restaurants & Leisure - 2.5%
Aristocrat Leisure Ltd.	2,018	48,276
Compass Group PLC	374	8,048
Crown Resorts Ltd.	1,144	11,474
Domino’s Pizza Enterprises Ltd.	386	14,325
Flight Centre Travel Group Ltd.	292	14,754
Galaxy Entertainment Group Ltd.	4,000	32,131
Genting Singapore Ltd.	64,000	60,176
Melco Resorts & Entertainment Ltd., ADR	301	7,784
MGM China Holdings Ltd.	3,200	6,882
Restaurant Brands International Inc.	555	35,407
Sands China Ltd.	3,530	18,169
Tabcorp Holdings Ltd.	6,704	23,260
Wynn Macau Ltd.	3,600	10,595

Total Hotels, Restaurants & Leisure		291,281

Household Durables - 0.5%
Electrolux AB, Class B Shares	346	8,122
Husqvarna AB, Class B Shares	813	6,433
Panasonic Corp.	800	10,289

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Household Durables - (continued)
Sekisui House Ltd.	397	$6,751
Sony Corp.	397	20,692
Techtronic Industries Co., Ltd.	1,460	8,129

Total Household Durables		60,416

Media - 0.9%
Altice USA Inc., Class A Shares	1,854	31,759	(a)
Shaw Communications Inc., Class B Shares	1,131	23,657
Singapore Press Holdings Ltd.	19,859	42,450
Vivendi SA	304	7,892
WPP PLC	364	5,695

Total Media		111,453

Multiline Retail - 0.5%
Canadian Tire Corp., Ltd., Class A Shares	180	24,515
Dollarama Inc.	765	27,640
Marks & Spencer Group PLC	2,296	9,282

Total Multiline Retail		61,437

Specialty Retail - 0.8%
Dufry AG, Registered Shares	85	11,254	*
Hennes & Mauritz AB	1,632	25,391
Industria de Diseno Textil SA	1,851	60,713

Total Specialty Retail		97,358

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	32	7,078
Cie Financiere Richemont SA, Registered Shares	380	33,389
Gildan Activewear Inc.	625	16,100
Li & Fung Ltd.	14,000	4,745
Luxottica Group SpA	251	16,994
LVMH Moet Hennessy Louis Vuitton SE	35	12,231
Moncler SpA	255	11,247
Swatch Group AG	30	13,480

Total Textiles, Apparel & Luxury Goods		115,264

TOTAL CONSUMER DISCRETIONARY		990,395

CONSUMER STAPLES - 9.8%
Beverages - 1.8%
Anheuser-Busch InBev SA/NV	583	59,031
Asahi Group Holdings Ltd.	400	19,396
Carlsberg A/S, Class B Shares	384	46,291
Coca-Cola Amatil Ltd.	880	6,263
Diageo PLC	344	12,651
Heineken Holding NV	90	8,698

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Beverages - (continued)
Heineken NV	120	$12,143
Kirin Holdings Co., Ltd.	600	15,331
Pernod Ricard SA	86	13,873
Suntory Beverage & Food Ltd.	200	8,505
Treasury Wine Estates Ltd.	948	12,974

Total Beverages		215,156

Food & Staples Retailing - 2.7%
Aeon Co., Ltd.	400	8,108
Alimentation Couche-Tard Inc., Class B Shares	1,427	65,544
Empire Co., Ltd., Class A Shares	881	18,164
FamilyMart UNY Holdings Co., Ltd.	100	9,301
George Weston Ltd.	196	16,306
ICA Gruppen AB	306	10,151
Koninklijke Ahold Delhaize NV	428	10,888
Loblaw Cos. Ltd.	668	35,319
Metro Inc.	873	29,434
Seven & i Holdings Co., Ltd.	792	32,264
Wesfarmers Ltd.	1,381	50,747
Woolworths Group Ltd.	1,416	31,655

Total Food & Staples Retailing		317,881

Food Products - 3.1%
Ajinomoto Co., Inc.	400	7,067
Danone SA	226	17,762
Kerry Group PLC, Class A Shares	577	61,196
Marine Harvest ASA	4,569	99,904
MEIJI Holdings Co., Ltd.	200	15,705
Nestle SA, Registered Shares	494	40,262
Nisshin Seifun Group Inc.	400	7,817
Nissin Foods Holdings Co., Ltd.	100	6,895
Orkla ASA	8,902	75,305
Saputo Inc.	798	26,605
Toyo Suisan Kaisha Ltd.	198	7,154
Yakult Honsha Co., Ltd.	100	7,190

Total Food Products		372,862

Household Products - 0.5%
Essity AB, Class B Shares	1,132	28,310
Henkel AG & Co. KGaA	70	7,506
Lion Corp.	500	9,037

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Household Products - (continued)
Reckitt Benckiser Group PLC	90	$8,029
Unicharm Corp.	395	12,001

Total Household Products		64,883

Personal Products - 1.0%
Beiersdorf AG	66	7,687
Kao Corp.	400	29,109
L’Oreal SA	96	23,518
Shiseido Co., Ltd.	297	21,807
Unilever NV, CVA	442	25,450
Unilever PLC	190	10,860

Total Personal Products		118,431

Tobacco - 0.7%
British American Tobacco PLC	246	13,565
Imperial Brands PLC	238	9,128
Japan Tobacco Inc.	1,000	28,404
Swedish Match AB	518	28,324

Total Tobacco		79,421

TOTAL CONSUMER STAPLES		1,168,634

ENERGY - 8.5%
Energy Equipment & Services - 0.1%
Tenaris SA	605	11,058

Oil, Gas & Consumable Fuels - 8.4%
Aker BP ASA	372	13,299
BP PLC	5,489	41,304
Caltex Australia Ltd.	500	12,095
Canadian Natural Resources Ltd.	394	14,478
Enagas SA	916	25,621
Enbridge Inc.	595	21,132
Eni SpA	3,930	75,661
Equinor ASA	3,868	102,715
Idemitsu Kosan Co., Ltd.	397	17,859
Inpex Corp.	3,175	34,940
JXTG Holdings Inc.	9,291	68,094
Neste OYJ	1,310	108,179
Oil Search Ltd.	2,586	17,253
Origin Energy Ltd.	3,611	26,211	*
Pembina Pipeline Corp.	196	7,051
Repsol SA	4,368	86,703
Royal Dutch Shell, Class A Shares	1,247	42,801
Royal Dutch Shell PLC, Class B Shares	1,089	38,185

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Santos Ltd.	4,480	$21,235	*
Showa Shell Sekiyu KK	794	13,009
Snam SpA	3,475	14,933
Suncor Energy Inc.	591	24,887
TOTAL SA	1,818	118,751
TransCanada Corp.	194	8,726
Woodside Petroleum Ltd.	1,447	38,852

Total Oil, Gas & Consumable Fuels		993,974

TOTAL ENERGY		1,005,032

FINANCIALS - 15.6%
Banks - 10.5%
ABN AMRO Group NV, CVA	492	13,635
Australia & New Zealand Banking Group Ltd.	1,025	22,313
Banco Bilbao Vizcaya Argentaria SA	3,203	23,544
Banco de Sabadell SA	4,848	8,098
Banco Santander SA	6,750	38,041
Bank Hapoalim BM	8,805	62,221
Bank Leumi Le-Israel BM	13,514	84,642
Bank of Montreal	120	9,512
Bank of Nova Scotia	418	24,771
Barclays PLC	2,963	7,543
BNP Paribas SA	464	30,205
BOC Hong Kong Holdings Ltd.	2,000	9,683
CaixaBank SA	2,064	9,550
Canadian Imperial Bank of Commerce	200	18,253
Commonwealth Bank of Australia	581	32,283
Credit Agricole SA	595	8,360
Danske Bank A/S	1,884	54,768
DBS Group Holdings Ltd.	2,300	45,194
DNB ASA	3,671	74,058
Erste Group Bank AG	1,455	62,884
Hang Seng Bank Ltd.	400	10,885
HSBC Holdings PLC	3,267	31,324
ING Groep NV	2,867	43,925
Intesa Sanpaolo SpA	9,038	27,838
KBC Group NV	565	43,446
Lloyds Banking Group PLC	13,825	11,319
Mediobanca Banca de Credito Finanziaro SpA	1,064	11,053
Mitsubishi UFJ Financial Group Inc.	6,400	39,459
Mizrahi Tefahot Bank Ltd.	1,311	25,465

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
Mizuho Financial Group Inc.	23,400	$40,725
National Australia Bank Ltd.	931	19,595
National Bank of Canada	282	13,824
Nordea Bank AB	1,415	15,050
Oversea-Chinese Banking Corp., Ltd.	3,367	28,616
Raiffeisen Bank International AG	697	23,253
Royal Bank of Canada	466	36,378
Skandinaviska Enskilda Banken AB, Class A Shares	779	8,335
Societe Generale SA	200	8,913
Standard Chartered PLC	889	8,028
Sumitomo Mitsui Financial Group Inc.	900	35,778
Svenska Handelsbanken AB, Class A Shares	719	8,884
Swedbank AB, Class A Shares	422	9,992
Toronto-Dominion Bank	576	34,170
UniCredit SpA	1,302	23,087
United Oversea	1,386	27,509
Westpac Banking Corp.	1,145	25,061

Total Banks		1,251,470

Capital Markets - 1.1%
Brookfield Asset Management Inc., Class A Shares	196	8,270
Credit Suisse Group AG, Registered Shares	1,227	19,790	*
Deutsche Bank AG, Registered Shares	789	10,322
Deutsche Boerse AG	128	16,869
Hong Kong Exchanges & Clearing Ltd.	600	17,704
Julius Baer Group Ltd.	154	8,467	*
Macquarie Group Ltd.	122	11,132
Nomura Holdings Inc.	1,200	5,672
Singapore Exchange Ltd.	1,200	6,558
UBS Group AG, Registered Shares	1,313	21,635	*

Total Capital Markets		126,419

Diversified Financial Services - 0.3%
Groupe Bruxelles Lambert SA	154	16,366
Investor AB, Class B Shares	148	6,453
Kinnevik AB, Class B Shares	238	8,220

Total Diversified Financial Services		31,039

Insurance - 3.7%
Aegon NV	1,571	10,365
Ageas	390	20,910
AIA Group Ltd.	7,949	69,372
Allianz SE, Registered Shares	204	45,119

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Insurance - (continued)
Assicurazioni Generali SpA	927	$16,476
Aviva PLC	1,433	9,404
AXA SA	931	23,515
Dai-ichi Life Holdings Inc.	400	7,519
Gjensidige Forsikring ASA	725	11,635
Insurance Australia Group Ltd.	1,281	7,652
Intact Financial Corp.	146	11,138
Japan Post Holdings Co., Ltd.	1,200	13,222
Manulife Financial Corp.	394	7,317
MS&AD Insurance Group Holdings Inc.	198	6,042
Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen, Registered Shares	48	10,650
NN Group NV	208	9,199
Prudential PLC	326	7,723
Sampo Oyj, Class A Shares	1,361	69,166
Sompo Holdings Inc.	198	8,029
Sun Life Financial Inc.	196	8,016
Suncorp Group Ltd.	757	8,419
Swiss Re AG	108	9,902
Tokio Marine Holdings Inc.	600	28,445
Tryg A/S	456	11,156
Zurich Insurance Group AG	46	14,156

Total Insurance		444,547

TOTAL FINANCIALS		1,853,475

HEALTH CARE - 6.3%
Biotechnology - 0.9%
CSL Ltd.	550	80,339
Genmab A/S	38	6,512	*
Shire PLC	257	14,677

Total Biotechnology		101,528

Health Care Equipment & Supplies - 0.6%
Cochlear Ltd.	44	6,648
Essilor International Cie Generale d’Optique SA	60	8,854
Hoya Corp.	400	23,968
Olympus Corp.	197	7,973
Sysmex Corp.	198	18,717
Terumo Corp.	197	10,800

Total Health Care Equipment & Supplies		76,960

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - 0.3%
Fresenius SE & Co. KGaA	102	$7,875
Ramsay Health Care Ltd.	326	13,621
Sonic Healthcare Ltd.	979	18,969

Total Health Care Providers & Services		40,465

Health Care Technology - 0.1%
M3 Inc.	300	11,389

Pharmaceuticals - 4.4%
Astellas Pharma Inc.	2,381	38,702
AstraZeneca PLC	264	20,323
Bayer AG, Registered Shares	331	36,871
Chugai Pharmaceutical Co., Ltd.	200	10,142
Daiichi Sankyo Co., Ltd.	494	20,420
Eisai Co., Ltd.	200	17,139
GlaxoSmithKline PLC	1,083	22,482
Kyowa Hakko Kirin Co., Ltd.	500	9,467
Merck KGaA	76	7,810
Novartis AG, Registered Shares	268	22,530
Novo Nordisk A/S, Class B Shares	829	41,388
Ono Pharmaceutical Co., Ltd.	600	14,137
Otsuka Holdings Co., Ltd.	397	18,285
Roche Holding AG	80	19,637
Sanofi	408	35,481
Santen Pharmaceutical Co., Ltd.	500	8,340
Shionogi & Co., Ltd.	397	21,573
Takeda Pharmaceutical Co., Ltd.	792	33,114
Teva Pharmaceutical Industries Ltd.	3,717	88,567
Teva Pharmaceutical Industries Ltd., ADR	1,310	31,361

Total Pharmaceuticals		517,769

TOTAL HEALTH CARE		748,111

INDUSTRIALS - 9.7%
Aerospace & Defense - 0.6%
Airbus SE	94	11,651
BAE Systems PLC	1,203	10,314
Bombardier Inc., Class B Shares	2,027	7,635	*
CAE Inc.	595	12,396
Leonardo SpA	569	6,820
Safran SA	82	10,169
Singapore Technologies Engineering Ltd.	5,400	13,566

Total Aerospace & Defense		72,551

Air Freight & Logistics - 0.1%
Deutsche Post AG, Registered Shares	246	8,684

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Airlines - 0.2%
International Consolidated Airlines Group SA	1,421	$13,203
Singapore Airlines Ltd.	1,781	12,900

Total Airlines		26,103

Building Products - 0.2%
Assa Abloy AB, Class B Shares	502	9,954
Cie de Saint-Gobain	158	7,034
Geberit AG, Registered Shares	18	8,030

Total Building Products		25,018

Commercial Services & Supplies - 0.3%
Brambles Ltd.	2,859	20,986
Secom Co., Ltd.	198	15,105

Total Commercial Services & Supplies		36,091

Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA	174	7,634
CIMIC Group Ltd.	308	11,059
Ferrovial SA	998	20,633
SNC-Lavalin Group Inc.	196	8,680
Vinci SA	116	11,666
WSP Global Inc.	199	11,311

Total Construction & Engineering		70,983

Electrical Equipment - 0.8%
ABB Ltd., Registered Shares	867	19,885
Legrand SA	122	8,965
Mitsubishi Electric Corp.	1,000	13,518
Nidec Corp.	100	14,470
Prysmian SpA	258	6,622
Schneider Electric SE	154	12,397
Siemens Gamesa Renewable Energy SA	553	7,815
Vestas Wind Systems A/S	206	13,289

Total Electrical Equipment		96,961

Industrial Conglomerates - 1.6%
CK Hutchison Holdings Ltd.	5,500	59,771
Jardine Matheson Holdings Ltd.	500	33,750
Jardine Strategic Holdings Ltd.	500	19,940
Keppel Corp., Ltd.	5,546	27,988
NWS Holdings Ltd.	4,000	7,226
Sembcorp Industries Ltd.	4,563	8,983
Siemens AG, Registered Shares	198	27,960

Total Industrial Conglomerates		185,618

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Machinery - 1.2%
Atlas Copco AB, Class A Shares	332	$9,507
CNH Industrial NV	1,565	18,364
FANUC Corp.	100	19,604
Komatsu Ltd.	400	11,723
Kone OYJ, Class B Shares	495	27,083
Metso OYJ	237	8,674
Sandvik AB	589	10,775
Schindler Holding AG	38	8,858
Volvo AB, Class B Shares	464	8,134
Wartsila OYJ Abp	793	17,146
Yangzijiang Shipbuilding Holdings Ltd.	8,600	5,970

Total Machinery		145,838

Marine - 0.1%
AP Moller - Maersk A/S, Class B Shares	6	8,626
Kuehne + Nagel International AG, Registered Shares	48	7,677

Total Marine		16,303

Professional Services - 0.8%
Adecco Group AG, Registered Shares	102	6,282
Experian PLC	360	8,855
Randstad NV	156	9,898
Recruit Holdings Co., Ltd.	300	8,196
RELX NV	478	10,394
RELX PLC	380	8,292
SEEK Ltd.	970	15,400
SGS SA, Registered Shares	4	10,447
Wolters Kluwer NV	220	13,264

Total Professional Services		91,028

Road & Rail - 1.8%
Aurizon Holdings Ltd.	5,387	18,210
Canadian National Railway Co.	1,045	93,282
Canadian Pacific Railway Ltd.	196	38,870
ComfortDelGro Corp., Ltd.	7,600	13,119
DSV A/S	234	19,623
East Japan Railway Co.	200	18,674
MTR Corp., Ltd.	3,000	16,817

Total Road & Rail		218,595

Trading Companies & Distributors - 0.5%
Finning International Inc.	422	11,049
ITOCHU Corp.	600	10,625
Mitsubishi Corp.	400	11,150

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
Mitsui & Co., Ltd.	600	$10,026
Sumitomo Corp.	595	9,765

Total Trading Companies & Distributors		52,615

Transportation Infrastructure - 0.9%
Aena SME SA	108	19,625
Atlantia SpA	645	19,135
SATS Ltd.	2,800	10,675
Sydney Airport	2,977	15,637
Transurban Group	4,254	36,978

Total Transportation Infrastructure		102,050

TOTAL INDUSTRIALS		1,148,438

INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 1.1%
Nokia OYJ	18,115	98,415
Telefonaktiebolaget LM Ericsson, Class B Shares	3,509	27,488

Total Communications Equipment		125,903

Electronic Equipment, Instruments & Components - 0.6%
Hexagon AB, Class B Shares	384	23,416
Hitachi Ltd.	2,000	13,927
Kyocera Corp.	200	11,605
Murata Manufacturing Co., Ltd.	100	17,439
Omron Corp.	198	8,925

Total Electronic Equipment, Instruments & Components		75,312

Internet Software & Services - 0.2%
Auto Trader Group PLC	2,023	11,293
Shopify Inc., Class A Shares	69	9,612	*
United Internet AG, Registered Shares	132	7,100

Total Internet Software & Services		28,005

IT Services - 0.9%
Amadeus IT Group SA	698	59,583
Atos SE	68	9,132
Capgemini SE	87	11,170
CGI Group Inc., Class A Shares	272	17,560	*
Fujitsu Ltd.	1,000	6,801

Total IT Services		104,246

Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV	133	28,538
Infineon Technologies AG	300	7,949
NXP Semiconductors NV	190	18,115	*

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
STMicroelectronics NV	454	$9,877
Tokyo Electron Ltd.	100	17,131

Total Semiconductors & Semiconductor Equipment		81,610

Software - 1.5%
Check Point Software Technologies Ltd.	300	33,801	*
Constellation Software Inc.	19	13,774
Dassault Systemes SE	64	9,564
Micro Focus International PLC	853	13,995
NICE Ltd.	80	8,720	*
Nintendo Co., Ltd.	100	32,876
Open Text Corp.	247	9,192
Sage Group PLC	2,390	19,512
SAP SE	254	29,657

Total Software		171,091

Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc.	600	19,409
FUJIFILM Holdings Corp.	200	8,230

Total Technology Hardware, Storage & Peripherals		27,639

TOTAL INFORMATION TECHNOLOGY		613,806

MATERIALS - 8.2%
Chemicals - 4.0%
Air Liquide SA	259	33,163
Akzo Nobel NV	308	28,489
Arkema SA	82	10,284
Asahi Kasei Corp.	1,700	22,661
BASF SE	218	20,944
Croda International PLC	150	10,120
Givaudan SA, Registered Shares	4	9,384
Kansai Paint Co., Ltd.	400	9,180
Koninklijke DSM NV	220	23,446
Kuraray Co., Ltd.	600	8,452
Linde AG	62	12,977
Mitsubishi Chemical Holdings Corp.	1,389	12,108
Nippon Paint Holdings Co., Ltd.	200	8,693
Nitto Denko Corp.	200	14,456
Nutrien Ltd.	458	24,874
Shin-Etsu Chemical Co., Ltd.	397	40,014
Sika AG	120	17,076
Solvay SA	181	24,816
Sumitomo Chemical Co., Ltd.	1,984	11,374

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Chemicals - (continued)
Teijin Ltd.	396	$7,367
Toray Industries Inc.	2,200	17,037
Umicore SA	401	23,445
Yara International ASA	1,857	81,937

Total Chemicals		472,297

Construction Materials - 0.4%
CRH PLC	8	274
CRH PLC	921	31,534
LafargeHolcim Ltd., Registered Shares	368	18,821	*

Total Construction Materials		50,629

Containers & Packaging - 0.2%
Amcor Ltd.	863	9,662
Smurfit Kappa Group PLC	256	10,517

Total Containers & Packaging		20,179

Metals & Mining - 3.1%
Agnico Eagle Mines Ltd.	196	8,212
Anglo American PLC	722	16,421
ArcelorMittal	514	16,538
Barrick Gold Corp.	776	8,697
BHP Billiton Ltd.	1,814	46,981
BHP Billiton PLC	1,157	26,646
First Quantum Minerals Ltd.	440	6,863
Franco-Nevada Corp.	153	11,223
Glencore PLC	5,972	26,220	*
Goldcorp Inc.	589	7,362
JFE Holdings Inc.	600	12,157
Newcrest Mining Ltd.	611	9,819
Nippon Steel & Sumitomo Metal Corp.	600	11,931
Norsk Hydro ASA	14,086	80,302
Rio Tinto Ltd.	190	11,462
Rio Tinto PLC	626	34,481
South32 Ltd.	3,529	9,360
Sumitomo Metal Mining Co., Ltd.	300	10,772
Teck Resources Ltd., Class B Shares	400	10,433
Wheaton Precious Metals Corp.	394	8,256

Total Metals & Mining		374,136

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.5%
Oji Holdings Corp.	2,000	$11,841
Stora Enso OYJ, Class R Shares	1,105	18,264
UPM-Kymmene OYJ	737	26,165

Total Paper & Forest Products		56,270

TOTAL MATERIALS		973,511

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Ascendas Real Estate Investment Trust	7,800	15,756
British Land Co., PLC	1,714	14,852
CapitaLand Commercial Trust	6,100	7,841
CapitaLand Mall Trust	7,800	12,376
Daiwa House REIT Investment Corp.	5	12,342
Dexus	1,509	11,301
Goodman Group	2,620	18,745
GPT Group	3,043	11,666
Hammerson PLC	1,437	9,842
Japan Prime Realty Investment Corp.	3	10,799
Japan Real Estate Investment Corp.	2	10,464
Japan Retail Fund Investment Corp.	6	10,941
Klepierre SA	202	7,622
Land Securities Group Plc	1,559	19,292
Link REIT	1,992	19,745
Mirvac Group	6,800	11,519
Nippon Building Fund Inc.	2	11,126
Nippon Prologis REIT Inc.	4	8,088
Nomura Real Estate Master Fund Inc.	8	11,333
Scentre Group	8,848	27,938
Segro PLC	2,048	17,876
Stockland	3,948	12,173
Suntec Real Estate Investment Trust	5,159	6,973
Unibail-Rodamco-Westfield	135	29,970
United Urban Investment Corp.	8	12,406
Vicinity Centres	5,999	11,855

Total Equity Real Estate Investment Trusts (REITs)		354,841

Real Estate Management & Development - 2.6%
CapitaLand Ltd.	13,400	31,794
City Developments Ltd.	1,400	10,294
CK Asset Holdings Ltd.	1,992	15,240
Daito Trust Construction Co., Ltd.	100	16,693
Daiwa House Industry Co., Ltd.	1,000	36,382
Hongkong Land Holdings Ltd.	1,194	8,681

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Real Estate Management & Development - (continued)
Lendlease Group	971	$14,522
Mitsubishi Estate Co., Ltd.	2,000	34,700
Mitsui Fudosan Co., Ltd.	1,400	33,380
New World Development Co., Ltd.	6,000	8,546
Sumitomo Realty & Development Co., Ltd.	1,000	36,561
Sun Hung Kai Properties Ltd.	2,000	31,341
Swire Pacific Ltd., Class A Shares	992	10,755
UOL Group Ltd.	1,800	9,480
Wharf Holdings Ltd.	2,000	6,612
Wharf Real Estate Investment Co., Ltd.	1,000	7,281

Total Real Estate Management & Development		312,262

TOTAL REAL ESTATE		667,103

TELECOMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 8.3%
BCE Inc.	818	34,761
BT Group PLC	4,611	14,132
Deutsche Telekom AG, Registered Shares	3,752	62,081	*
Iliad SA	69	10,933
Nippon Telegraph & Telephone Corp.	900	41,597
Orange SA	4,862	83,091
Singapore Telecommunications Ltd.	50,052	118,020
Swisscom AG, Registered Shares	243	114,193
Telecom Italia SpA	69,917	53,911	*
Telecom Italia SpA, Savings Shares	43,397	28,925
Telefonica SA	10,412	93,640
Telenor ASA	5,591	109,330
Telia Co., AB	14,024	67,465
Telstra Corp., Ltd.	44,854	94,641
TELUS Corp.	1,075	39,294
TPG Telecom Ltd.	4,061	17,379

Total Diversified Telecommunication Services		983,393

Wireless Telecommunication Services - 3.4%
1&1 Drillisch AG	129	7,670
KDDI Corp.	2,400	66,818
Millicom International Cellular, SDR	391	25,035
NTT DOCOMO Inc.	1,800	46,250
Rogers Communications Inc., Class B Shares	2,042	104,105
SoftBank Group Corp.	1,087	90,020

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - (continued)
Tele2 AB, Class B Shares	1,992	$26,744
Vodafone Group PLC	17,042	41,605

Total Wireless Telecommunication Services		408,247

TOTAL TELECOMMUNICATION SERVICES		1,391,640

UTILITIES - 10.0%
Electric Utilities - 5.6%
AusNet Services	12,468	15,099
Chubu Electric Power Co., Inc.	2,600	40,006
Chugoku Electric Power Co., Inc.	1,200	15,776
CK Infrastructure Holdings Ltd.	1,000	7,421
CLP Holdings Ltd.	3,000	34,265
Electricite de France SA	1,217	18,216
Emera Inc.	260	8,424
Endesa SA	615	14,225
Enel SpA	15,514	86,534
Fortis Inc.	1,899	62,436
Fortum OYJ	4,303	108,081
Hydro One Ltd.	1,201	17,542
Iberdrola SA	8,484	65,973
Kansai Electric Power Co., Inc.	2,800	39,766
Kyushu Electric Power Co., Inc.	1,600	18,802
Power Assets Holdings Ltd.	3,500	24,771
Red Electrica Corp. SA	639	13,554
SSE PLC	731	11,993
Terna Rete Elettrica Nazionale SpA	1,800	10,082
Tohoku Electric Power Co., Inc.	1,790	22,716
Tokyo Electric Power Co., Holdings Inc.	6,573	31,391	*

Total Electric Utilities		667,073

Gas Utilities - 1.4%
APA Group	6,031	43,239
Hong Kong & China Gas Co. Ltd.	13,266	27,076
Naturgy Energy Group SA	594	16,101
Osaka Gas Co., Ltd.	1,593	30,559
Toho Gas Co., Ltd.	400	13,612
Tokyo Gas Co., Ltd.	1,590	38,728

Total Gas Utilities		169,315

Independent Power and Renewable Electricity Producers - 0.3%
Electric Power Development Co., Ltd.	497	13,446
Uniper SE	465	14,512

Total Independent Power and Renewable Electricity Producers		27,958

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - 2.6%
AGL Energy Ltd.		3,139	$51,283
Atco Ltd., Class I Shares		296	9,077
Canadian Utilities Ltd., Class A Shares		384	9,579
Centrica PLC		3,439	6,714
E.ON SE		5,650	63,716
Engie SA		3,531	57,041
Innogy SE		418	18,574
National Grid PLC		2,026	21,627
RWE AG		1,329	34,873
Suez		759	10,744
Veolia Environnement SA		1,193	27,252

Total Multi-Utilities			310,480

Water Utilities - 0.1%
Severn Trent PLC		328	8,328
United Utilities Group PLC		809	7,637

Total Water Utilities			15,965

TOTAL UTILITIES			1,190,791

TOTAL COMMON STOCKS (Cost - $10,784,966)			11,750,936

INVESTMENTS IN UNDERLYING FUNDS - 0.4%
Schwab International Equity ETF (Cost - $51,785)		1,500	50,820

	RATE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	—	42	7,476

CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Henkel AG & Co. KGaA	—	161	20,191

TOTAL PREFERRED STOCKS (Cost - $26,677)			27,667

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $10,863,428)			11,829,423

SHORT-TERM INVESTMENTS - 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $23,111)	1.790%	23,111	23,111

TOTAL INVESTMENTS - 99.7% (Cost - $10,886,539)			11,852,534
Other Assets in Excess of Liabilities - 0.3%			31,127

TOTAL NET ASSETS - 100.0%			$11,883,661

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to

Notes to Schedule of Investments (unaudited) (continued)

December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$958,636	$31,759	—	$990,395
Other Common Stocks	10,760,541	—	—	10,760,541
Investments in Underlying Funds	50,820	—	—	50,820
Preferred Stocks	27,667	—	—	27,667

Total Long-Term Investments	11,797,664	31,759	—	11,829,423

Short-Term Investments†	23,111	—	—	23,111

Total Investments	$11,820,775	$31,759	—	$11,852,534

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018